38. Risk management (Details 5) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
2028 to 2030 [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expected realization	$ (3,534)
2023 [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expected realization	(6,132)
2025 [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expected realization	(6,132)
2024 [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expected realization	(4,647)
2025 [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expected realization	(3,163)
2026 [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expected realization	(2,731)
2027 [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expected realization	(2,832)
Total [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expected realization	(37,257)
2022 [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expected realization	(7,323)
2021 [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expected realization	$ (6,895)